Organization and Business Operations (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2026	Feb. 12, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Organization and Business Operations [Line Items]
Year of inception					April 3, 2025	April 3, 2025 (inception) through December 31, 2025
Warrant price per share (in Dollars per share)					$ 0.01
Gross proceeds of private placement warrant (in Dollars)					$ 6,650,000
Transaction costs (in Dollars)					5,014,442	$ 5,014,442	$ 5,014,442
Cash underwriting fees (in Dollars)					4,000,000	4,000,000
Other offering costs (in Dollars)					$ 1,014,442	$ 1,014,442	$ 1,014,442
Percentage of fair market value					80.00%	80.00%
Percentage of outstanding voting					50.00%	50.00%
Maximum government treasury obligation maturity days		185 days
Percentage of shares redemption obligation		100.00%
Public price per share (in Dollars per share)						$ 10	$ 10
Tax paid amount (in Dollars)					$ 100,000	$ 100,000
Price per public share (in Dollars per share)					$ 10	$ 10
Aggregate face value (in Dollars)					$ 78,400,000
Common stock purchase price (in Dollars per share)					$ 12
Bear interest rate					12.00%
Pre-Funded convertible note					365 days
Interest rate					12.00%
Cash (in Dollars)					$ 1,087,184
Working capital deficit (in Dollars)					343,967	169,035	169,035
Working Capital Loans (in Dollars)
Tranche one [Member]
Organization and Business Operations [Line Items]
Shares issued					3,000,000
Ordinary shares, par value (in Dollars per share)					$ 15
Consecutive trading days					30 days
Trading days					20 days
Tranche two [Member]
Organization and Business Operations [Line Items]
Shares issued					3,000,000
Ordinary shares, par value (in Dollars per share)					$ 20
Consecutive trading days					30 days
Trading days					1 day
Tranche three [Member]
Organization and Business Operations [Line Items]
Shares issued					5,000,000
Ordinary shares, shares authorized					50,000,000
Pre-Funded Convertible Note [Member]
Organization and Business Operations [Line Items]
Common stock purchase price (in Dollars per share)					$ 12
Working Capital Loans [Member]
Organization and Business Operations [Line Items]
Repayment of debt (in Dollars)					$ 1,500,000	1,500,000
Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Unsecured promissory note (in Dollars)						$ 300,000	$ 300,000
Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of share					1
Public Warrant [Member]
Organization and Business Operations [Line Items]
Warrant price per share (in Dollars per share)					$ 0.26
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Percentage of shares redemption obligation		100.00%
The Merger and Consideration [Member]
Organization and Business Operations [Line Items]
Aggregate purchase price (in Dollars)					$ 66,600,000
Closing PIPE Investment [Member]
Organization and Business Operations [Line Items]
Shares issued					9,803,922
Common stock purchase price (in Dollars per share)	$ 12
Aggregate purchase price (in Dollars)					$ 100,000,000
Interest rate	12.00%
Number of shares issued	750,000
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Business Operations [Line Items]
Entity price (in Dollars per share)					$ 10	$ 10	$ 10
Sponsor [Member] | Closing PIPE Investment [Member]
Organization and Business Operations [Line Items]
Shares issued					448,351
Number of shares issued	501,649
Elroy Air Equity Holders [Member]
Organization and Business Operations [Line Items]
Shares issued					11,000,000
Purchase of warrants					6,531,863
Common stock purchase price (in Dollars per share)					$ 800,000,000
IPO [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)		$ 10
Gross proceeds from public offering (in Dollars)		$ 230,000,000
Net proceeds from initial public offering (in Dollars)		$ 230,000,000
Sale of stock price per share (in Dollars per share)		$ 10
IPO [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)		$ 10
Gross proceeds from public offering (in Dollars)		$ 230,000,000
Net proceeds from initial public offering (in Dollars)		$ 230,000,000
Sale of stock price per share (in Dollars per share)		$ 10
IPO [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Number of units issued		23,000,000
IPO [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Number of units issued		23,000,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Number of units issued		3,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Number of units issued		3,000,000
Private Placement [Member]
Organization and Business Operations [Line Items]
Number of units issued		665,000
Price per share (in Dollars per share)		$ 10
Shares issued		665,000
Gross proceeds of private placement warrant (in Dollars)		$ 6,650,000
Private Placement [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Number of units issued		665,000
Price per share (in Dollars per share)		$ 10
Shares issued		665,000
Gross proceeds of private placement warrant (in Dollars)		$ 6,650,000
Private Placement [Member] | Closing PIPE Investment [Member]
Organization and Business Operations [Line Items]
Shares issued					149,450
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Number of units issued		265,000
Private Placement [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Number of units issued		265,000
Private Placement [Member] | Representatives [Member]
Organization and Business Operations [Line Items]
Number of units issued		400,000
Private Placement [Member] | Representatives [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Number of units issued		400,000
Public Shares [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)					$ 10	10	10
Public price per share (in Dollars per share)		$ 10
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)					$ 18
Gross proceeds from public offering (in Dollars)			$ 230,000,000
Number of share					1
Public price per share (in Dollars per share)						18	18
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Trading days					10 days
Ordinary shares, shares authorized					500,000,000	500,000,000	500,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)		11.5
Class A Ordinary Shares [Member] | IPO [Member] | Public Warrant [Member]
Organization and Business Operations [Line Items]
Number of warrants					1
Warrant price per share (in Dollars per share)		11.5
Class A Ordinary Shares [Member] | IPO [Member] | Subsequent Event [Member] | Public Warrant [Member]
Organization and Business Operations [Line Items]
Warrant price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Private Placement [Member] | Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of warrants		1
New Elroy Air Series A Preferred Stock [Member]
Organization and Business Operations [Line Items]
Common stock purchase price (in Dollars per share)					$ 12
New Elroy Air Series A Preferred Stock [Member] | Preferred Stock [Member]
Organization and Business Operations [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
New Elroy Air Series A Preferred Stock [Member] | Closing PIPE Investment [Member]
Organization and Business Operations [Line Items]
Shares issued					9,803,922